Net financial income / (loss) (Tables)	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Disclosure of net financial income (loss)
Net financial income (loss) can be analyzed as follows :

(in thousands of euro)	June 30, 2024	June 30, 2023

Interests on financial assets	1,269	965
Change in valuation allowance on financial instruments	1,471	1,044
Foreign exchange gains	873	1,073
Financial income	3,613	3,083
Foreign exchange losses	(1,763)	(642)
Unrealized losses on financial assets	—	—
Interest on financial liabilities	(300)	(324)
Financial expenses	(2,064)	(966)
Net financial income (loss)	1,549	2,116